Employee benefit plans	12 Months Ended
Dec. 31, 2025
Employee benefit plans
Employee benefit plans

Note 26.Employee benefit plans

Defined benefit post-retirement plan

The Group maintains defined benefit pension plans covering employees in Switzerland and France. These include plans maintained by WISeKey SA, WISeKey International Holding Ltd. and SEALSQ Corp for employees in Switzerland, and plans maintained by SEALSQ France SAS and IC’Alps SAS for employees in France.

All plans are accounted for as defined benefit plans in accordance with ASC 715 Compensation – Retirement Benefits. This model allocates pension costs over the service period of employees in the plan. The underlying principle is that employees render services ratably over this period, and therefore, the income statement effects of pensions should follow a similar pattern.

The Group recorded net service cost as an operating expense and other components of defined benefit plans as a non-operating expense in the statement of comprehensive loss.

The liabilities and periodic pension costs are determined using actuarial valuation methodologies that incorporate various assumptions, including discount rates and, where applicable, the expected long-term rate of return on plan assets. Plan assets are measured at fair value based on prevailing market prices.

The defined benefit plans maintained by the Group’s French subsidiaries provide retirement benefits in the form of a lump-sum payment based on each employee’s remuneration and length of service. These plans are unfunded and therefore do not hold plan assets.

Personnel costs consisted of the following:

Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD’000	2025	2024	2023
Wages and Salaries	20,677	13,139	12,507
Social security contributions	7,428	3,977	3,611
Net service costs	778	350	449
Other components of defined benefit plans, net	(123)	29	(45)
Total	28,760	17,495	16,522

Key assumptions used in the fair value measurement of the plan assets were as follows:

	As at December 31,
Assumptions	2025	2025	2024	2024	2023	2023
	France	Switzerland	France	Switzerland	France	Switzerland
Discount rate	3.40%	1.16%	3.10%	0.97%	3.05%	1.52%
Expected rate of return on plan assets (1)	n/a	3.33%	n/a	3.05%	n/a	3.04%
Salary increases	3%	2.5%	3%	2%	3%	2%

(1) For WISeKey SA and WISeKey International Holding Ltd’s funded plans, the expected long-term rate of return on assets is based on the pension fund’s asset allocation.

As of December 31, 2025 and December 31, 2024 the Group’s accumulated benefit obligation amounted respectively to USD 17,417,000 and USD 14,604,000.

Reconciliation to Balance Sheet start of year
USD’000
Fiscal year	2025	2024	2023

Fair value of plan assets	(11,027)	(11,142)	(10,108)
Projected benefit obligation	14,904	14,143	11,867
Surplus/deficit	3,877	3,001	1,759
Opening balance sheet liability / (asset) (funded status)	3,877	3,001	1,759

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	14,904	14,143	11,867
Net service cost	357	225	237
Interest expense	175	214	279
Plan participant contributions	150	118	98
Net benefits paid to participants	154	177	(100)
Prior service costs	—	—	(19)
Actuarial losses / (gains)	(235)	1,067	606
Acquisitions	138
Currency translation adjustment	2,217	(1,040)	1,175
Projected benefit obligation at end of year	17,860	14,904	14,143

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(11,027)	(11,142)	(10,108)
Employer contributions paid over the year	(280)	(218)	(184)
Plan participant contributions	(150)	(118)	(98)
Net benefits paid to participants	(154)	(184)	78
Expected return on plan assets	(370)	(326)	(311)
Actuarial (gain) / loss on assets	255	115	501
Currency translation adjustment	(1,632)	846	(1,020)
Fair value of plan assets at end of year	(13,358)	(11,027)	(11,142)

Reconciliation to balance sheet end of year
Fair value of plan assets	(13,358)	(11,027)	(11,142)
Defined benefit obligation - funded plans	17,860	14,904	14,143
Surplus/deficit	4,502	3,877	3,001

Closing balance sheet liability / (asset) (funded status)	4,502	3,877	3,001

Movement in Funded Status
USD’000
Fiscal year	2025	2024	2023

Opening balance sheet liability (funded status)	3,877	3,001	1,759

Net service cost	357	225	237
Interest cost / (credit) on benefit obligation	175	214	279
Expected return on plan assets	(370)	(326)	(311)
Amortization of net (gain) / loss	70	22	—
Amortization of prior service cost / (credit)	(97)	(48)	(26)
Currency translation adjustment	—	—	(2)
Total net periodic benefit cost / (credit)	135	87	177

Actuarial (gain) / loss on liabilities	(234)	1,067	606
Return in plan assets, excl. amounts included in net interest	255	115	501
Prior service cost / (credit)	—	—	(19)
Amortization of net (gain) / loss	(70)	(22)	—
Amortization of prior service cost / (credit)	97	48	26
Currency translation adjustment	17	—	37
Total (gain) / loss recognized via other comprehensive income	65	1,208	1,151

Employer contributions paid in the year	(280)	(218)	(184)
Cashflow required to pay benefit payments	—	(7)	(22)
Total cashflow	(280)	(225)	(206)

Acquisitions	138	—	—
Currency translation adjustment	567	(194)	120
Closing balance sheet liability (funded status)	4,502	3,877	3,001

Reconciliation of unrecognized (gain) / loss
Unrecognized (gain) / loss at beginning of year	1,891	795	(338)
Amortization during the year	(70)	(22)	—
Actuarial (gain) / loss on liabilities	(234)	1,067	606
Actuarial (gain) / loss on assets	255	112	535
Acquisitions	22	—	—
Currency translation adjustment	288	(61)	(8)
Unrecognized (gain) / loss at year-end	2,152	1,891	795

Reconciliation of unrecognized prior service cost / (credit)
Unrecognized prior service cost / (credit) at beginning of year	(456)	(542)	(503)
Prior service cost for the current period	—	—	(19)
Amortization during the year	101	48	26
Currency translation adjustment	(54)	38	(46)
Unrecognized prior service cost / (credit) at year-end	(409)	(456)	(542)

Amounts recognized in accumulated other comprehensive income
Net loss / (gain)	2,152	1,891	795
Prior service cost / (credit)	(409)	(456)	(542)
Deficit	1,743	1,435	253

Estimated amount to be amortized from accumulated other comprehensive income into net periodic benefit cost / (credit) over next fiscal year
Net loss / (gain)	(115)	(94)	—
Prior service cost / (credit)	(104)	(101)	(26)

All plan assets are held in collective insurance contracts with third-party insurance providers. These providers manage the underlying investments in accordance with regulatory requirements and the terms of the insurance agreements. The Group does not have direct control over or visibility into the underlying investment portfolio. The value of the insurance contract is classified within Level 2 of the fair value hierarchy, in accordance with ASC 820.

The table below shows the breakdown of expected future contributions payable to the Plan :

Period
USD’000	Switzerland	France
2026	2,632	94
2027	778	59
2028	662	59
2029	1,052	14
2030	649	196
2031 to 2035	3,147	862

There are no plan assets expected to be returned to the employer during the 12-month period following December 31, 2025.